Subsequent Events (Details Textual) - USD ($)			1 Months Ended						2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 10, 2016	Jan. 05, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jan. 20, 2016	Oct. 08, 2015	Aug. 19, 2015	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jan. 04, 2016
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross										$ 540,000	$ 0	$ 1,000,000	$ 0
Debt Instrument, Face Amount									$ 5,200,000	5,175,000
Proceeds from Convertible Debt										$ 5,175,000	$ 0	$ 7,400,000	$ 4,600,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract												37 months
Operating Leases Monthly Base Rent Initial Year												$ 2,900
Operating Leases, Rent Expense												112,000
Business Acquisition Paid To Closing Price												500,000
Business Acquisition Additional payments												$ 141,694
Common Stock, Shares, Outstanding										14,259,693		14,259,681	7,901,426
Shares Issuable on Convertible Notes, as Percentage to Shares Outstanding subsequent	8.00%
Class of Warrant or Right, Exercisable Period	5 years
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Description												The principal and accrued interest under the notes will automatically convert into a number of shares of such equity securities of the Company sold in such financing equal to 120% of the principal and accrued interest under such note divided by the lesser of (i) the lowest price paid by an investor in such financing or (ii) $4.63.
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross			$ 1,891,694				$ 5,000,000
Business Acquisition Additional payments			$ 250,000	$ 500,000	$ 500,000
Payments For Submission Of Work Order							$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 4,125,000
Percentage Of Amount Paid To Placement Agent Based On Notes Sold									8.00%
Percentage Of Warrants To Purchase Shares Of Common Stock Equal To Gross Proceeds Of Notes									8.00%
Non Refundable Retainer Fee									$ 20,000
Percentage Of Warrants Exercise Price Equal To Equity Securities Sold									100.00%
Lessee Leasing Arrangements, Operating Leases, Term of Contract								37 months
Operating Leases Monthly Base Rent Initial Year								$ 8,500
Operating Leases, Rent Expense								$ 318,000
Private Placement Warrant Term									5 years
Debt Instrument, Increase, Accrued Interest	$ 142,810
Conversion of Stock, Shares Converted	7,879,096
Common Stock, Shares, Outstanding	22,446,481
Convertible Notes Principal Amount Remain Outstanding	$ 1,050,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	267,073
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.65
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						153,846
Share Price						$ 0.65
Proceeds from Issuance of Common Stock						$ 200,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Description						principal and accrued interest as of the closing of such financings into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (a) the lowest cash price per share paid by purchasers of shares in such financing, or (b) $4.63.
Debt Instrument, Convertible, Conversion Price						$ 0.65			$ 4.63
Convertible Notes Equal To Percentage Of Common Stock						120.00%			120.00%
Debt Instrument, Face Amount									$ 5,200,000
Debt Instrument Maturity Period1									18 months
Debt Instrument, Interest Rate, Increase (Decrease)									2.00%
Debt Instrument, Maturity Date									Jan. 22, 2017
Debt Instrument Maturity Date Two									Feb. 11, 2017
Debt Instrument Maturity Date Three									Feb. 28, 2017
Debt Instrument Extension Period									6 months
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Converted [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									8.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Not Converted [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									12.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Not Registered Common Stock [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate During Period									14.00%
Subsequent Event [Member] | Minimum [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt									$ 5,000,000
Subsequent Event [Member] | Ampio [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		335,000
Subsequent Event [Member] | Ampio [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage Of Ownership Interest Held by New Shareholder														81.50%
Subsequent Event [Member] | Ampio [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage Of Ownership Interest Held by New Shareholder														8.60%